SEGMENT INFORMATION - Assets by Reportable Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Assets	$ 2,293,721	$ 2,191,143
Reportable Segments
Segment Reporting Information [Line Items]
Assets	2,255,144	2,167,940
Reportable Segments | Marcellus Shale Segment
Segment Reporting Information [Line Items]
Assets	243,884	214,379
Reportable Segments | Williston Basin – Gas Segment
Segment Reporting Information [Line Items]
Assets	311,041	337,610
Reportable Segments | Williston Basin – Liquids Segment
Segment Reporting Information [Line Items]
Assets	398,847	307,404
Reportable Segments | Barnett Shale Segment
Segment Reporting Information [Line Items]
Assets	428,935	431,578
Reportable Segments | Piceance Basin Segment
Segment Reporting Information [Line Items]
Assets	872,437	876,969
Corporate
Segment Reporting Information [Line Items]
Assets	$ 38,577	$ 23,203